Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 25.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class B
04/20/2029	4.470%	9,000,000	8,939,941
Affirm Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
08/15/2025	1.060%	13,120,000	12,752,178
Subordinated Series 2022-A Class C
05/17/2027	4.890%	7,780,000	7,692,342
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,625,000	18,375,757
Series 2020-2 Class D
05/13/2026	5.650%	2,800,000	2,819,290
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,446,329
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	2.494%	4,000,000	3,818,684
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	892,755
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	2.744%	10,800,000	10,377,374
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	2.464%	5,000,000	4,745,575
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	2.513%	3,000,000	2,899,104
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	2.313%	8,000,000	7,685,992
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,898,089	1,800,862
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	1,071,934	1,046,195
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	3,500,000	3,393,842
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	642,085
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	2.594%	3,025,000	2,894,731
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	6,050,000	5,903,148
First Investors Auto Owner Trust(a)
Series 2021-1A Class A
03/16/2026	0.450%	218,048	214,581
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	937,320	926,993
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	1,606,882	1,587,966
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	12,250,000	11,916,951
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,600,000	1,540,317
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	2.163%	4,150,000	4,013,726
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,782,492
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	2.513%	5,500,000	5,370,040
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	5,684,289	5,658,590
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,457,599	1,413,671
Columbia Short Term Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	2.194%	1,250,000	1,221,983
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	2.646%	5,550,000	5,288,457
Marlette Funding Trust(a)
Series 2020-2A Class B
09/16/2030	1.830%	447,358	447,019
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	2,010,000	1,877,658
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	1,918,397	1,816,680
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	1,335,434	1,310,364
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	1,276,422	1,255,817
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	2,180,000	2,166,243
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A1A
3-month USD LIBOR + 1.060% Floor 1.060% 01/20/2031	2.123%	7,550,000	7,407,380
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	2.713%	11,200,000	10,713,718
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month USD LIBOR + 1.070% Floor 1.070% 02/20/2034	1.550%	5,000,000	4,837,650
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	2,038,439	2,001,946
Series 2021-2 Class NOTE
01/25/2029	3.000%	5,438,016	5,263,117
Series 2021-3 Class A
05/15/2029	1.150%	6,106,870	5,971,485
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-5 Class A
08/15/2029	1.530%	3,970,982	3,844,009
Series 2021-HG1 Class A
01/16/2029	1.220%	7,378,225	7,043,545
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,167,133	1,132,291
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 02/20/2028	2.278%	4,582,372	4,497,492
Pawnee Equipment Receivables LLC(a)
Series 2019-1 Class A2
10/15/2024	2.290%	224,759	224,469
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 02/20/2030	2.518%	2,914,092	2,866,482
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	1.494%	4,975,000	4,733,777
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,858,182	2,721,237
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	2.183%	7,500,000	7,274,760
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	2.444%	10,000,000	9,604,680
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	12,619	12,618
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	1,021,488	1,018,968
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	3,856,776
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,741,063
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	858,396	859,308

2	Columbia Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-3A Class A
09/20/2035	3.690%	335,991	332,120
Series 2021-1A Class A
11/20/2037	0.990%	1,236,105	1,167,949
Upstart Pass-Through Trust(a),(c),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	2,581,209	2,496,513
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	2,341,222	2,256,094
Series 2021-ST10 Class A
01/20/2030	2.250%	7,973,593	7,711,245
Series 2021-ST3 Class A
05/20/2027	2.000%	2,153,642	2,069,383
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	1,286,762	1,263,267
Series 2021-2 Class A
06/20/2031	0.910%	3,239,761	3,173,042
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,150,000	1,101,107
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	1,250,000	1,188,464
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	700,000	679,218
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class D
01/15/2026	2.760%	1,570,000	1,549,061
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	9,625,000	8,987,631
Total Asset-Backed Securities — Non-Agency (Cost $282,469,912)			273,537,597

Commercial Mortgage-Backed Securities - Non-Agency 11.9%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	2.774%	9,100,000	8,794,210
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	2.674%	11,500,000	10,928,516
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	2.574%	3,650,000	3,458,626
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	2.824%	1,975,000	1,861,584
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	2.574%	13,500,000	13,020,148
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	2.574%	6,188,000	6,002,381
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	2.623%	6,350,000	5,870,322
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	2.911%	2,180,000	2,065,561
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.211%	1,931,000	1,791,018
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	4.374%	4,406,250	4,235,173
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	3.349%	5,900,000	5,486,681
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	4.174%	869,648	833,042
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	1.254%	8,397,161	8,273,870

Columbia Short Term Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	2.574%	975,000	923,569
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,350,094
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	3.524%	3,000,000	2,916,133
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	4.074%	1,125,000	1,087,526
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	942,595
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	1,891,377
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,200,000	1,135,251
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	300,000	287,456
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	350,000	331,187
RBS Commercial Funding, Inc., Trust(a),(e)
Series 2013-GSP Class A
01/15/2032	3.961%	8,200,000	8,071,833
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	2.829%	14,125,000	13,767,160
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	2.199%	16,055,000	15,879,040
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	3.613%	1,600,000	1,522,455
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	2.524%	1,900,000	1,826,182
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	4.824%	1,575,000	1,499,353
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $132,914,889)			128,052,343

Corporate Bonds & Notes 33.9%

Aerospace & Defense 1.6%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	4,000,000	3,931,033
Boeing Co. (The)
02/01/2027	2.700%	5,000,000	4,450,139
General Dynamics Corp.
06/01/2026	1.150%	2,500,000	2,264,550
L3Harris Technologies, Inc.
12/15/2026	3.850%	2,500,000	2,451,810
Northrop Grumman Corp.
02/01/2027	3.200%	2,000,000	1,921,139
TransDigm, Inc.(a)
12/15/2025	8.000%	816,000	826,617
03/15/2026	6.250%	990,000	956,643
TransDigm, Inc.
06/15/2026	6.375%	216,000	202,272
Total			17,004,203
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	313,000	265,671
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	770,000	709,406
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	387,000	375,900
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	714,673	640,435
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	548,117
Total			2,539,529
Automotive 0.5%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	95,000	87,045
Clarios Global LP(a)
05/15/2025	6.750%	741,000	733,861

4	Columbia Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/17/2023	3.370%	200,000	194,878
03/18/2024	5.584%	1,215,000	1,207,243
11/13/2025	3.375%	309,000	278,201
05/28/2027	4.950%	140,000	129,928
IAA Spinco, Inc.(a)
06/15/2027	5.500%	595,000	554,090
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	815,603	699,150
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,267,000	1,192,210
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	176,259
Total			5,252,865
Banking 8.1%
American Express Co.
03/04/2027	2.550%	2,875,000	2,679,891
Bank of America Corp.(g)
03/11/2027	1.658%	11,500,000	10,338,134
Bank of Montreal
06/07/2025	3.700%	2,790,000	2,765,013
Bank of New York Mellon Corp. (The)(g)
06/13/2028	3.992%	2,740,000	2,711,027
Bank of Nova Scotia (The)
04/11/2025	3.450%	3,000,000	2,959,668
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	2.381%	3,000,000	2,993,867
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	7,500,000	7,515,881
Discover Bank
09/12/2024	2.450%	3,000,000	2,879,935
Goldman Sachs Group, Inc. (The)(g)
03/08/2024	0.673%	7,500,000	7,329,876
HSBC Holdings PLC(g)
03/10/2026	2.999%	5,300,000	5,057,067
JPMorgan Chase & Co.(g)
02/24/2028	2.947%	11,000,000	10,191,809
Morgan Stanley(g)
01/25/2024	0.529%	8,000,000	7,848,391
PNC Bank NA
02/23/2025	2.950%	2,500,000	2,436,604
Royal Bank of Canada
04/14/2025	3.375%	3,000,000	2,959,933
Toronto-Dominion Bank (The)
06/06/2025	3.766%	2,900,000	2,883,561
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(g)
06/06/2028	4.123%	2,500,000	2,468,348
US Bancorp(g)
01/27/2028	2.215%	1,500,000	1,377,520
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	7,000,000	6,880,736
Westpac Banking Corp.
08/26/2025	3.735%	2,525,000	2,516,182
Total			86,793,443
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	1,032,000	939,094
JELD-WEN, Inc.(a)
05/15/2025	6.250%	294,000	284,967
Standard Industries, Inc.(a)
02/15/2027	5.000%	310,000	281,336
Total			1,505,397
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
03/01/2023	4.000%	352,000	349,936
05/01/2026	5.500%	77,000	75,206
05/01/2027	5.125%	794,000	749,220
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	2,500,000	2,515,459
Comcast Corp.
10/15/2025	3.950%	2,400,000	2,412,224
CSC Holdings LLC
06/01/2024	5.250%	1,016,000	950,918
CSC Holdings LLC(a)
04/15/2027	5.500%	1,026,000	930,611
DISH DBS Corp.
07/15/2022	5.875%	267,000	267,155
03/15/2023	5.000%	151,000	144,666
DISH DBS Corp.(a)
12/01/2026	5.250%	825,000	646,502
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,065,000	919,740
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	662,000	591,860
Videotron Ltd.(a)
04/15/2027	5.125%	512,000	476,490
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	583,857
Total			11,613,844

Columbia Short Term Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.7%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	255,000	227,524
Dow Chemical Co. (The)
11/30/2028	4.800%	3,000,000	3,011,714
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	633,000	531,730
LYB International Finance III LLC
10/01/2025	1.250%	2,943,000	2,663,190
SPCM SA(a)
03/15/2027	3.125%	541,000	456,490
WR Grace Holdings LLC(a)
10/01/2024	5.625%	837,000	819,666
06/15/2027	4.875%	195,000	169,661
Total			7,879,975
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
05/13/2025	3.400%	1,170,000	1,167,531
Herc Holdings, Inc.(a)
07/15/2027	5.500%	490,000	448,467
John Deere Capital Corp.
06/06/2025	3.400%	1,150,000	1,146,353
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	802,000	785,483
Total			3,547,834
Consumer Cyclical Services 0.1%
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	237,000	232,104
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,033,000	1,029,907
Total			1,262,011
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	991,000	879,752
Mattel, Inc.(a)
04/01/2026	3.375%	105,000	96,432
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	219,688
Total			1,195,872
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2027	2.493%	4,000,000	3,650,354
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
01/15/2026	6.250%	962,000	894,325
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,500,000	2,263,507
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	649,000	624,600
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	250,000	223,265
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	996,000	993,687
Total			8,649,738
Electric 3.2%
American Electric Power Co., Inc.
11/01/2025	1.000%	2,500,000	2,249,390
Calpine Corp.(a)
06/01/2026	5.250%	144,000	137,700
CenterPoint Energy, Inc.
06/01/2026	1.450%	2,500,000	2,254,915
Dominion Energy, Inc.
10/01/2025	3.900%	2,500,000	2,491,466
DTE Energy Co.
06/01/2025	1.050%	3,000,000	2,758,498
Duke Energy Corp.
09/15/2025	0.900%	2,000,000	1,812,982
Emera US Finance LP
06/15/2026	3.550%	2,500,000	2,394,581
Eversource Energy
03/01/2027	2.900%	3,000,000	2,824,120
Exelon Corp.
06/15/2025	3.950%	2,500,000	2,493,158
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	2,678,997
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,450,000	2,481,826
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	1,122,000	1,074,527
10/15/2026	3.875%	166,000	151,099
PPL Capital Funding, Inc.
05/15/2026	3.100%	3,000,000	2,855,226
Southern Co. (The)
03/15/2028	1.750%	3,000,000	2,565,816
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	258,549
02/15/2027	5.625%	511,000	480,452

6	Columbia Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
10/15/2027	1.375%	3,000,000	2,598,545
Total			34,561,847
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,223,000	1,154,105
12/15/2026	5.125%	303,000	289,302
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	583,000	517,103
Total			1,960,510
Finance Companies 0.2%
Navient Corp.
01/25/2023	5.500%	318,000	315,750
10/25/2024	5.875%	149,000	137,407
06/25/2025	6.750%	159,000	145,358
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	253,000	226,746
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	1,077,000	892,635
SLM Corp.
10/29/2025	4.200%	192,000	174,937
Springleaf Finance Corp.
03/15/2024	6.125%	522,000	498,630
Total			2,391,463
Food and Beverage 1.7%
Anheuser-Busch InBev Worldwide, Inc.
04/13/2028	4.000%	3,500,000	3,456,556
Bacardi Ltd.(a)
05/15/2025	4.450%	3,900,000	3,870,361
Conagra Brands, Inc.
11/01/2027	1.375%	1,300,000	1,083,765
Diageo Capital PLC
09/29/2025	1.375%	2,500,000	2,334,212
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	264,000	230,986
Kraft Heinz Foods Co.
05/15/2027	3.875%	3,000,000	2,902,828
Mondelez International, Inc.
03/17/2027	2.625%	2,000,000	1,871,522
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	240,000	229,709
Post Holdings, Inc.(a)
03/01/2027	5.750%	357,000	345,883
Tyson Foods, Inc.
08/15/2024	3.950%	1,500,000	1,495,963
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
04/15/2025	6.250%	882,000	879,447
Total			18,701,232
Gaming 0.5%
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,120,000	1,073,319
07/01/2025	6.250%	1,177,000	1,134,393
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	231,000	230,130
International Game Technology PLC(a)
02/15/2025	6.500%	468,000	465,209
04/15/2026	4.125%	362,000	328,519
MGM Resorts International
03/15/2023	6.000%	364,000	363,445
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	511,000	504,967
02/15/2025	3.500%	377,000	354,237
06/15/2025	4.625%	321,000	305,860
12/01/2026	4.250%	273,000	250,604
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	187,000	179,586
03/01/2025	5.500%	219,000	200,455
Total			5,390,724
Health Care 1.4%
Becton Dickinson and Co.
06/06/2024	3.363%	4,000,000	3,958,549
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	769,000	749,750
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	235,000	213,987
03/15/2027	5.625%	240,000	203,114
Cigna Corp.
03/01/2027	3.400%	2,285,000	2,197,197
CVS Health Corp.
06/01/2026	2.875%	2,500,000	2,383,290
HCA, Inc.
02/01/2025	5.375%	638,000	636,773
02/15/2026	5.875%	250,000	251,659
IQVIA, Inc.(a)
10/15/2026	5.000%	310,000	295,625
05/15/2027	5.000%	180,000	170,303
Select Medical Corp.(a)
08/15/2026	6.250%	1,498,000	1,401,405
Tenet Healthcare Corp.
07/15/2024	4.625%	382,000	367,031

Columbia Short Term Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	597,000	573,120
01/01/2026	4.875%	785,000	724,167
02/01/2027	6.250%	589,000	544,369
Total			14,670,339
Healthcare Insurance 0.5%
Anthem, Inc.
01/15/2025	2.375%	3,000,000	2,892,088
UnitedHealth Group, Inc.
10/15/2027	2.950%	2,565,000	2,458,639
Total			5,350,727
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	197,000	202,141
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	375,694
03/01/2024	5.625%	445,000	434,211
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	150,196
Total			1,162,242
Independent Energy 0.6%
Canadian Natural Resources Ltd.
02/01/2025	3.900%	2,000,000	1,981,145
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	568,000	537,950
Devon Energy Corp.
09/15/2024	5.250%	491,000	501,449
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	822,000	826,979
Occidental Petroleum Corp.
12/01/2025	5.500%	643,000	634,631
03/15/2026	5.550%	235,000	233,745
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,200,000	2,161,290
Total			6,877,189
Integrated Energy 0.3%
Cenovus Energy, Inc.
04/15/2027	4.250%	2,850,000	2,796,423
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	376,000	293,519
03/01/2027	5.750%	772,000	557,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	428,000	416,084
Cinemark USA, Inc.(a)
05/01/2025	8.750%	367,000	372,383
03/15/2026	5.875%	312,000	278,521
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	817,874
03/15/2026	5.625%	335,000	318,502
05/15/2027	6.500%	265,000	260,612
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	233,000	239,310
07/01/2026	4.250%	400,000	284,084
08/31/2026	5.500%	275,000	202,118
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	730,000	695,573
04/15/2027	5.500%	368,000	333,801
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	139,000	141,076
Vail Resorts, Inc.(a)
05/15/2025	6.250%	436,000	435,979
Total			5,647,119
Life Insurance 1.4%
CoreBridge Financial, Inc.(a)
04/04/2025	3.500%	3,500,000	3,405,493
Five Corners Funding Trust(a)
11/15/2023	4.419%	2,000,000	2,007,902
Metropolitan Life Global Funding I(a)
06/30/2027	4.400%	3,000,000	3,022,939
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,047,000	4,027,525
Principal Life Global Funding II(a)
11/17/2026	1.500%	3,000,000	2,668,233
Total			15,132,092
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	593,000	582,320
Media and Entertainment 0.6%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	380,000	320,887
iHeartCommunications, Inc.
05/01/2026	6.375%	1,203,000	1,114,721
Magallanes, Inc.(a)
03/15/2027	3.755%	4,000,000	3,753,976
Netflix, Inc.
03/01/2024	5.750%	272,000	278,339

8	Columbia Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
06/15/2025	3.625%	124,000	117,957
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	858,000	819,030
Univision Communications, Inc.(a)
02/15/2025	5.125%	225,000	212,228
Total			6,617,138
Metals and Mining 0.2%
Commercial Metals Co.
05/15/2023	4.875%	215,000	213,648
Constellium NV(a)
02/15/2026	5.875%	603,000	563,362
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	905,000	757,481
Novelis Corp.(a)
11/15/2026	3.250%	432,000	366,240
Total			1,900,731
Midstream 2.2%
Buckeye Partners LP
07/01/2023	4.150%	114,000	110,879
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	216,750
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	513,396
Enbridge, Inc.
12/01/2026	4.250%	2,152,000	2,129,216
Enterprise Products Operating LLC
02/15/2025	3.750%	2,410,000	2,386,387
EQM Midstream Partners LP
08/01/2024	4.000%	70,000	65,796
12/01/2026	4.125%	327,000	283,878
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	319,318
06/01/2027	7.500%	140,000	134,873
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	241,000	227,265
Kinder Morgan, Inc.
11/15/2026	1.750%	3,000,000	2,660,879
MPLX LP
03/01/2026	1.750%	3,000,000	2,706,613
NuStar Logistics LP
10/01/2025	5.750%	680,000	635,894
06/01/2026	6.000%	497,000	460,207
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,300,000	3,241,048
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	86,000	84,940
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	2,300,000	2,229,545
Western Midstream Operating LP
02/01/2025	3.600%	1,998,000	1,848,055
Williams Companies, Inc. (The)
06/15/2027	3.750%	3,500,000	3,346,989
Total			23,601,928
Natural Gas 0.3%
NiSource Finance Corp.
05/15/2027	3.490%	3,500,000	3,350,807
Oil Field Services 0.0%
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	84,896	78,686
Other Industry 0.1%
Hillenbrand, Inc.
06/15/2025	5.750%	358,000	365,066
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	430,167
Total			795,233
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	431,000	354,929
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	75,000	68,528
02/01/2027	4.250%	769,000	622,692
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	739,000	738,528
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	801,000	703,973
Total			2,488,650
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	335,000	331,427
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	863,000	800,456
Berry Global, Inc.(a)
02/15/2026	4.500%	448,000	416,821
BWAY Holding Co.(a)
04/15/2024	5.500%	245,000	234,020
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	380,000	334,401

Columbia Short Term Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	921,000	868,205
Total			2,985,330
Pharmaceuticals 1.0%
AbbVie, Inc.
05/14/2026	3.200%	4,500,000	4,332,851
Amgen, Inc.
08/15/2028	1.650%	3,500,000	3,003,654
AstraZeneca Finance LLC
05/28/2026	1.200%	2,500,000	2,259,174
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	186,000	163,596
Bristol Myers Squibb Co.
07/26/2024	2.900%	1,238,000	1,227,076
Total			10,986,351
Property & Casualty 0.3%
American International Group, Inc.
04/01/2026	3.900%	3,000,000	2,936,374
Radian Group, Inc.
10/01/2024	4.500%	285,000	270,417
03/15/2025	6.625%	423,000	416,278
03/15/2027	4.875%	107,000	96,535
Total			3,719,604
Railroads 0.2%
CSX Corp.
08/01/2024	3.400%	2,500,000	2,483,244
Refining 0.3%
Phillips 66
02/15/2026	1.300%	3,000,000	2,702,395
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	1,173,000	1,181,420
IRB Holding Corp.(a)
06/15/2025	7.000%	1,300,000	1,268,695
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	290,000	278,815
Total			2,728,930
Retailers 0.1%
Lowe’s Companies, Inc.
09/15/2024	3.125%	1,000,000	984,901
Penske Automotive Group, Inc.
09/01/2025	3.500%	338,000	317,266
Total			1,302,167
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	307,000	305,382
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2023	3.500%	185,000	183,049
03/15/2026	3.250%	568,000	496,510
01/15/2027	4.625%	110,000	98,395
Total			1,083,336
Technology 1.9%
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	503,000	481,791
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,000,000	2,892,032
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	537,129
CDK Global, Inc.
06/01/2027	4.875%	345,000	342,001
CommScope Finance LLC(a)
03/01/2026	6.000%	509,000	469,217
Fidelity National Information Services, Inc.
03/01/2026	1.150%	3,000,000	2,661,517
Microchip Technology, Inc.
02/15/2024	0.972%	2,500,000	2,375,329
09/01/2025	4.250%	351,000	342,423
NCR Corp.(a)
09/01/2027	5.750%	250,000	222,010
NXP BV/Funding LLC/USA, Inc.
05/01/2027	3.150%	3,500,000	3,256,075
Oracle Corp.
05/15/2025	2.950%	3,000,000	2,876,373
PTC, Inc.(a)
02/15/2025	3.625%	237,000	225,386
RELX Capital, Inc.
03/16/2023	3.500%	1,000,000	997,241
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,033,000	917,372
Square, Inc.(a)
06/01/2026	2.750%	577,000	512,851
Symantec Corp.(a)
04/15/2025	5.000%	402,000	392,695
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	755,000	720,715
Total			20,222,157

10	Columbia Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	3,500,000	3,437,385
Wireless 0.6%
Altice France SA(a)
02/01/2027	8.125%	934,000	860,625
American Tower Corp.
01/31/2028	1.500%	3,200,000	2,660,221
SBA Communications Corp.
02/15/2027	3.875%	230,000	210,301
Sprint Communications, Inc.
11/15/2022	6.000%	255,000	256,814
Sprint Corp.
09/15/2023	7.875%	755,000	779,800
06/15/2024	7.125%	442,000	454,673
T-Mobile USA, Inc.
02/15/2026	2.250%	213,000	191,867
04/15/2026	2.625%	322,000	292,278
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	285,000	257,463
Total			5,964,042
Wirelines 0.6%
AT&T, Inc.
02/01/2028	1.650%	2,500,000	2,160,364
CenturyLink, Inc.
12/01/2023	6.750%	115,000	114,162
04/01/2024	7.500%	126,000	124,943
04/01/2025	5.625%	404,000	383,508
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	540,000	447,961
Iliad Holding SAS(a)
10/15/2026	6.500%	1,127,000	1,013,945
Verizon Communications, Inc.
03/16/2027	4.125%	2,500,000	2,494,268
Total			6,739,151
Total Corporate Bonds & Notes (Cost $393,026,874)			365,656,203

Foreign Government Obligations(h) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	240,000	230,119
05/01/2025	5.000%	105,000	96,186
06/01/2027	5.250%	504,000	433,038
Total			759,343
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 0.0%
Morocco Government AID Bond(b),(c),(d)
6-month USD LIBOR + 0.000% 05/01/2023	1.906%	85,000	84,363
Total Foreign Government Obligations (Cost $960,149)			843,706

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.
01/01/2023- 10/01/2024	4.500%	8,333	8,533
01/01/2024	5.000%	8,262	8,490
03/01/2025- 04/01/2026	4.000%	11,165	11,302
11/01/2025- 07/01/2026	3.500%	3,533	3,531
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.218% Cap 9.453% 03/01/2034	2.524%	103,835	102,691
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	1.985%	1,615	1,605
12-month USD LIBOR + 1.712% Cap 11.109% 08/01/2036	2.346%	26,117	26,840
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.015%	5,007	4,970
Federal National Mortgage Association
03/01/2023	5.000%	24	24
03/01/2024- 06/01/2026	4.000%	10,783	10,905
12/01/2025- 09/01/2026	3.500%	28,216	28,157
Federal National Mortgage Association(e)
CMO Series 2003-W11 Class A1
06/25/2033	3.447%	5,596	5,741
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	2.625%	7,777	7,842
Government National Mortgage Association
08/15/2037	7.500%	11,492	11,673
Total Residential Mortgage-Backed Securities - Agency (Cost $232,855)			232,304

Residential Mortgage-Backed Securities - Non-Agency 26.9%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	4,431,178	4,117,744

Columbia Short Term Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	1.486%	4,850	4,841
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	437,039	414,250
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,111,341
CMO Series 2021-8 Class A1
11/25/2066	1.820%	8,581,697	7,661,896
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	174,348	173,879
CMO Series 2019-2 Class A3
03/25/2049	3.833%	149,385	148,989
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	93,279	91,336
Banc of America Funding Trust(e)
CMO Series 2007-C Class 1A3
05/20/2036	3.013%	52,045	50,392
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	4.474%	1,333,814	1,325,159
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.489%	3,000,000	2,890,339
CMO Series 2022-1 Class M1B
30-day Average SOFR + 2.150% Floor 2.150% 01/26/2032	2.752%	5,284,000	4,991,520
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	787,739	767,480
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	4,215,328	4,008,402
CFMT LLC(a),(e)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	3,368,809	3,293,220
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	65,675	62,962
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	79,571
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	7,437,005	6,967,913
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	2.789%	4,041,626	3,933,911
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	2,835,194	2,697,294
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,948,128	1,651,677
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	4,737,617	4,484,581
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	17,527,020	17,267,660
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,508,817	1,445,425
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	6,531,371	6,112,695
CSMC Trust(a),(e)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	3,461,793	3,319,062
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,663,385	2,580,627
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	16,949,342	16,160,905
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	1.989%	826,954	826,747
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	2.339%	5,100,000	4,849,280
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	2.524%	1,579,552	1,569,587
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	3.324%	783,883	775,054
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	1.826%	4,089	4,086

12	Columbia Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	2.576%	1,558,941	1,503,538
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	1.626%	822,061	816,736
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	1.876%	3,500,000	3,311,855
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	2.585%	9,146,540	8,955,856
GCAT LLC(a),(e)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	3,634,400	3,571,207
GCAT Trust(a),(e)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	4,240,500	4,065,855
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	2.189%	9,375,000	9,161,199
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,378,825	1,323,112
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	4.874%	447,940	447,476
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	3.174%	3,900,000	3,779,158
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	1,501,605	1,497,706
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,894,160	2,491,432
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2023	5.500%	15,440	11,615
JPMorgan Mortgage Trust(e)
CMO Series 2007-A2 Class 3A1
04/25/2037	2.859%	4,854	4,247
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,261,853	3,113,881
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	6,334,386	5,940,433
MFA Trust(a),(e)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	1,301,532	1,248,213
Morgan Stanley Mortgage Loan Trust(e)
CMO Series 2004-10AR Class 2A2
11/25/2034	2.676%	45,763	44,108
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,538,167	1,473,830
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,436,951	1,365,422
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.024%	100,817	100,565
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	2.576%	1,824,287	1,820,616
OBX Trust(a),(e)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	527,360	504,097
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,035,322	979,225
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	7,302,764	6,838,808
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	4,017,242	3,800,631
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,475,911	2,341,859
CMO Series 2021-3 Class A1
04/25/2026	1.867%	4,018,643	3,763,073
CMO Series 2021-9 Class A1
10/25/2026	2.363%	6,941,277	6,520,892
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	2,091,442	1,980,063
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	2,061,007	1,938,204

Columbia Short Term Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	9,173,204	8,585,869
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	11,486,542	10,745,963
PRKCM Trust(a),(e)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	14,099,875	12,376,101
PRPM LLC(a),(e)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,974,548	1,771,192
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.956%	2,125,000	2,092,433
Sequoia Mortgage Trust(a),(e)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	738,031	684,613
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	59,899	58,728
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,694,788
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	505,680	475,219
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	9,275,152	9,206,916
Towd Point HE Trust(a),(e)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,093,067
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	6,180,241	6,003,512
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	2,630,619	2,468,535
VCAT LLC(a),(e)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	565,855	542,912
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	4,520,959	4,346,513
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,571,852	2,456,789
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	10,277,342	9,781,612
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	7,860,694	7,410,175
Verus Securitization Trust(a),(e)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,253,464	2,201,242
CMO Series 2020-2 Class A1
05/25/2060	2.226%	470,019	463,429
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	181,916	181,697
CMO Series 2021-8 Class A3
11/25/2066	2.491%	9,477,524	8,458,154
Visio Trust(a),(e)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,248,140	1,217,597
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	5,155,093	4,964,166
Wells Fargo Mortgage-Backed Securities Trust(e)
CMO Series 2006-AR19 Class A1
12/25/2036	2.745%	77,795	75,290
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $306,103,786)			289,911,249

U.S. Treasury Obligations 0.6%

U.S. Treasury
07/31/2023	0.125%	7,325,000	7,105,822
Total U.S. Treasury Obligations (Cost $7,186,717)			7,105,822

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(i),(j)	7,886,457	7,881,725
Total Money Market Funds (Cost $7,880,893)		7,881,725
Total Investments in Securities (Cost: $1,130,776,075)		1,073,220,949
Other Assets & Liabilities, Net		4,995,751
Net Assets		1,078,216,700

At June 30, 2022, securities and/or cash totaling $1,410,077 were pledged as collateral.
14	Columbia Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	285	09/2022	USD	59,854,453	179,090	—
U.S. Treasury 2-Year Note	1,175	09/2022	USD	246,768,361	—	(1,323,990)
Total					179,090	(1,323,990)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,275)	09/2022	USD	(143,118,750)	1,245,143	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $795,069,682, which represents 73.74% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $2,580,876, which represents 0.24% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	39,477,150	87,412,979	(119,009,220)	816	7,881,725	(1,190)	27,326	7,886,457
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Bond Fund | First Quarter Report 2022	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT222_03_M01_(08/22)